Note 11 - Per Share Data	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
11
-
PER
SHARE
DATA

The computation of basic earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus the common stock equivalents that would arise from the exercise of stock options and warrants outstanding under the treasury method and the average market price per share during the year as well as the conversion of notes. At December 31, 2015, there were options outstanding to purchase 17,956,742 shares of common stock of the Company, warrants outstanding to purchase 729,109 shares of common stock of the Company and notes payable outstanding convertible into 33,170,241 shares of common stock of the Company. At December 31, 2014, there were options outstanding to purchase 17,053,116 shares of common stock of the Company, warrants outstanding to purchase 1,172,930 shares of common stock of the Company and notes payable outstanding convertible into 30,086,389 shares of common stock of the Company. At December 31, 2013, there were options outstanding to purchase 15,878,166 shares of common stock of the Company, warrants outstanding to purchase 6,240,930 shares of common stock of the Company and notes payable outstanding convertible into 7,500,000 shares of common stock of the Company.